Financial Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Financial Expenses [Line Items]
Disclosure detailed information about financial expenses [Text Block]
This item is made up as follows:

	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2016
	US$(000)	US$(000)	US$(000)

Interest on mining royalties (a)	370,159	144,815	-
Interest on senior unsecured credit facility (Note 10(a))	49,551	44,678	51,155
Other financial expenses	6,492	10,934	1,880
Amortization debt issuance cost	2,419	4,479	8,901
Extinguishment debt - debt issuance cost	1,902	6,266	-
Interest on shareholder loans	-	7,992	19,836
Capitalized Interest	(3,790)	(2,252)	(1,334)

	426,733	216,912	80,438